Provision In Lieu Of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Provision In Lieu Of Income Taxes [Abstract]
Schedule Of Deferred Tax Assets and Liabilities

	At Ended December 31,
	2017	2016

Deferred Tax Related Assets:
Employee benefit liabilities	$253	$413
Regulatory liabilities	15	26
Other	7	79
Total	275	518
Deferred Tax Related Liabilities:
Property, plant and equipment	1,551	2,892
Regulatory assets	240	412
Other	1	2
Total	1,792	3,306
Liability in lieu of deferred income taxes - net	$1,517	$2,788

Components Of Income Tax Provisions (Benefits)

	Year Ended December 31,
	2017	2016	2015

Reported in operating expenses:
Current:
U.S. federal	$(55)	$60	$189
State	20	20	32
Deferred:
U.S. federal	292	181	55
State	-	-	(13)
Amortization of investment tax credits	(2)	(2)	(3)
Total reported in operating expenses	255	259	260
Reported in other income and deductions:
Current:
U.S. federal	(5)	(5)	(7)
State	-	-	-
Deferred federal	17	-	(1)
Total reported in other income and deductions	12	(5)	(8)
Total provision in lieu of income taxes	$267	$254	$252

Schedule Of Income Tax Reconciliation

	Year Ended December 31,
	2017	2016	2015

Income before provision in lieu of income taxes	$686	$685	$684
Provision in lieu of income taxes at the U.S. federal statutory rate of 35%	$240	$240	$239
Amortization of investment tax credits – net of deferred tax effect	(2)	(2)	(3)
Amortization (under regulatory accounting) of statutory tax rate changes	(1)	(1)	(1)
Impact of federal statutory rate change from 35% to 21%	21	-	-
Texas margin tax, net of federal tax benefit	13	13	13
Nontaxable gains on benefit plan investments	(4)	-	-
Other, including audit settlements	-	4	4
Reported provision in lieu of income taxes	$267	$254	$252
Effective rate	38.9%	37.1%	36.8%

Schedule Of Changes To Uncertain Tax Positions

	2017	2016	2015

Balance at January 1, excluding interest and penalties	$3	$3	$2
Additions based on tax positions related to prior years	-	-	-
Reductions based on tax positions related to prior years	(3)	-	-
Settlements with taxing authorities	-	-	1
Balance at December 31, excluding interest and penalties	$-	$3	$3